[LOGO OF EATON VANCE                                      [PHOTO OF THE STATUE
  MUTUAL FUNDS                                                 OF LIBERTY
 APPEARS HERE]                                               APPEARS HERE]

Investing
 for the                 Semiannual Report June 30, 1998
  21st
Century (R)
                                 EATON VANCE

[PHOTO OF THE TREASURY           SHORT-TERM
 BUILDING APPEARS HERE]
                                  TREASURY

                                   FUND







                                  Eaton Vance
                     Global Management-Global Distribution



[PHOTO OF THE AMERICAN FLAG APPEARS HERE]

Eaton Vance Short-Term Treasury Fund as of June 30, 1998


INVESTMENT UPDATE

M. Dozier Gardner,
President

Investment Environment
-------------------------------------------------------------------------------
[PHOTO OF M.DOZIER GARDNER APPEARS HERE]

  The Economy

 . In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including good growth, historically low unemployment, and tame inflation.

 . Gross Domestic Product (GDP), the primary measure of economic growth, increased by a moderate 1.4% in the second quarter, while the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. On the inflation front, the Consumer Price Index (CPI) rose only 1.6% in the 12 months ended June, 1998.

 . Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, the effects of the crisis - which include a reduction in U.S. exports of manufactured goods and lower prices for Asian imports - have contributed to a lower inflation rate and expectations of continued low inflation. Not surprisingly, interest rates moved lower. The yield of the 30-year Treasury bond declined from 5.92% at December 31, 1997, to 5.63% at June 30, 1998.

  The Market

 . The trend was generally positive for short-term bonds as well during the six-month period. The chart to the right indicates the decline in yield for the six-month Treasury bill. Yields were at their peak at 5.42% on January 1 and reached their low on January 9 at 5.09%. The average yield during the period was 5.27%.

 . The outlook for short-term interest rates will depend on the actions of the Federal Reserve. The Fed continues to monitor closely economic activity, casting an especially keen eye on the employment cost index. In recent testimony, Fed Chairman Alan Greenspan suggested that the Fed Funds rate - the key short-term interest rate barometer - is likely to remain fairly stable over the near-term due to the dampening effect of the Asian crisis on the U.S. economy.

Fund Information
as of June 30, 1998

Performance/2/
--------------------------------------------------------------------------------

SEC Average Annual Total Returns
--------------------------------------------------------------------------------
One Year                              5.0%
Five Years                            4.7
Life of Fund (2/4/91)                 4.4


The Fund
--------------------------------------------------------------------------------

  The Past Six Months

 . During the six months ended June 30, 1998, Eaton Vance Short-Term Treasury
  Fund had a total return of 2.4%.

 . This return resulted from an increase in the Fund's net asset value to $66.45 per share on June 30, 1998 from $64.88 per share on December 31, 1997.

 . The Fund's risk-adjusted performance through June 30 earned it a Four-Star
  Overall Rating among taxable bond funds covered by Morningstar, Inc./1/ - a nationally-recognized monitor of mutual fund performance.

  About The Fund

 . The Fund presents an attractive compromise between low-risk, low-yielding money market funds and longer-term bond funds. Long-term bond funds generally entail higher credit and/or maturity risk than do short-term bond funds.

 . By investing solely in U.S. Treasury securities and repurchase agreements collateralized exclusively by U.S. Treasury obligations, and by maintaining an average effective maturity of around 150 days, the Fund enjoys top credit quality and low interest rate sensitivity within its universe of taxable fixed-income mutual funds.

[LINE GRAPH APPEARS HERE]



 Date                   Six month T-Bill rates from 1/1/98 through 6/30/98

1/1/98                                        5.43
                                              5.38
                                               5.3
                                              5.28
                                              5.28
                                              5.16
                                               5.1
                                              5.15
                                              5.16
                                              5.16
                                              5.13
                                              5.18
                                              5.18
                                              5.19
                                               5.2
                                               5.2
                                              5.26
                                              5.26
                                              5.28
                                              5.28
                                              5.23
2/2/98                                        5.23
                                              5.23
                                              5.27
                                              5.21
                                              5.23
                                              5.24
                                              5.23
                                              5.24
                                              5.23
                                              5.23
                                              5.22
                                              5.22
                                              5.21
                                              5.28
                                               5.3
                                               5.3
                                              5.32
                                              5.31
                                              5.28
                                              5.31
                                              5.32
3/2/98                                        5.31
                                              5.29
                                              5.26
                                              5.25
                                              5.21
                                              5.22
                                              5.22
                                              5.22
                                              5.19
                                              5.19
                                              5.19
                                              5.25
                                              5.26
                                              5.27
                                              5.26
                                              5.27
                                              5.19
                                              5.15
                                              5.17
                                              5.19
                                              5.22
                                              5.25
4/1/98                                        5.24
                                              5.21
                                              5.16
                                              5.21
                                              5.19
                                               5.2
                                              5.21
                                              5.21
                                               5.3
                                               5.3
                                              5.28
                                              5.27
                                              5.26
                                              5.27
                                              5.24
                                              5.24
                                              5.26
                                              5.26
                                              5.33
                                              5.32
                                              5.31
                                              5.23
5/1/98                                        5.26
                                              5.27
                                               5.3
                                               5.3
                                              5.31
                                              5.33
                                              5.34
                                              5.38
                                              5.36
                                              5.38
                                              5.37
                                              5.38
                                              5.37
                                              5.35
                                               5.4
                                              5.39
                                              5.38
                                              5.36
                                              5.36
                                              5.33
                                              5.31
6/1/98                                        5.26
                                              5.29
                                              5.29
                                              5.32
                                              5.33
                                              5.35
                                              5.38
                                              5.37
                                               5.3
                                              5.29
                                              5.28
                                               5.3
                                              5.35
                                              5.33
                                              5.32
                                              5.33
                                              5.33
                                               5.3
                                              5.29
                                              5.27
                                              5.29
6/30/98                                       5.24

/1/ Morningstar proprietary ratings reflect historical risk-adjusted performance through 6/30/98 and are subject to change every month. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Morningstar ratings are calculated from the Fund's 3-,5-, and 10-year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars; the next 22.5% receive 4 stars. The Fund was rated 4 stars for both the 3-year period (1,468 funds) and the 5-year period (890 funds)./2/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


U.S. Treasury Obligations -- 76.8%


                                                  Principal
                                                  Amount
Security                                          (000 omitted)     Value
--------------------------------------------------------------------------------
U.S. Treasury Bill, 0.00%, 4/29/99                $     51,000      $ 48,815,670
U.S. Treasury Bill, 0.00%, 11/12/98                    152,800       149,936,528
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost $198,661,042)                                  $198,752,198
--------------------------------------------------------------------------------

Repurchase Agreements -- 23.2%

Dean Witter Repurchase Agreement, dated
6/30/98, due 7/1/98, with a maturity
value of $60,009,583 and an effective yield
of 5.75%, collateralized by U.S. Treasury
Obligations with rates ranging from 0.00% to
8.50%, with maturity dates ranging from
8/20/98 to 7/15/02 and with an
aggregate market value of $60,009,628.            $     60,000      $ 60,000,000
--------------------------------------------------------------------------------

Total Repurchase Agreements
    (identified cost $60,000,000)                                   $ 60,000,000
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $258,661,042)                                  $258,752,198
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.0%                              $    119,257
--------------------------------------------------------------------------------


Net Assets -- 100%                                                  $258,871,455
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1998

Assets
--------------------------------------------------------------------------------
Investments, at value (Including repurchase agreements of
   $60,000,000) (identified cost, $258,661,042)                   $ 258,752,198
Cash                                                                    139,524
Interest receivable                                                       9,583
--------------------------------------------------------------------------------
Total assets                                                      $ 258,901,305
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                           $       9,628
Other accrued expenses                                                   20,222
--------------------------------------------------------------------------------
Total liabilities                                                 $      29,850
--------------------------------------------------------------------------------
Net Assets for 3,895,703 shares of
   beneficial interest outstanding                                $ 258,871,455
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 251,689,112
Accumulated net realized loss (computed on the basis of
   identified cost)                                                     (37,417)
Accumulated distributions in excess of realized gain
  (computed on the basis of identified cost)                             (8,015)
Accumulated undistributed net investment income                       7,136,619
Net unrealized appreciation (computed on the basis of
  identified cost)                                                       91,156
--------------------------------------------------------------------------------
Total                                                             $ 258,871,455
--------------------------------------------------------------------------------


Net Asset Value, Offering and
Redemption Price Per Share
--------------------------------------------------------------------------------
($258,871,455 / 3,895,703 shares of
   beneficial interest outstanding)                               $       66.45
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
June 30, 1998

Investment Income
--------------------------------------------------------------------------------
Interest                                                          $   8,039,927
--------------------------------------------------------------------------------
Total investment income                                           $   8,039,927
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $     559,041
Trustees fees and expenses                                               10,889
Distribution fees                                                       380,120
Custodian fee                                                            82,200
Legal and accounting services                                            12,715
Registration fees                                                         7,944
Transfer and dividend disbursing agent fees                               6,833
Printing and postage                                                      6,316
Miscellaneous                                                             3,883
--------------------------------------------------------------------------------
Total expenses                                                    $   1,069,941
--------------------------------------------------------------------------------

Deduct --
   Reduction of custodian fee                                     $      28,785
   Preliminary reduction of investment adviser fee                      137,848
--------------------------------------------------------------------------------
Total expense reductions                                          $     166,633
--------------------------------------------------------------------------------

Net expenses                                                      $     903,308
--------------------------------------------------------------------------------

Net investment income                                             $   7,136,619
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                $     (37,417)
--------------------------------------------------------------------------------
Net realized loss                                                 $     (37,417)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   Investments (identified cost basis)                            $      91,953
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $      91,953
--------------------------------------------------------------------------------

Net realized and unrealized gain                                  $      54,536
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $   7,191,155
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         June 30, 1998     Year Ended
in Net Assets                               (Unaudited)       December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                     $   7,136,619       $  10,237,231
    Net realized gain (loss)                        (37,417)            268,633
    Net change in unrealized
        appreciation (depreciation)                  91,953                (325)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                           $   7,191,155       $  10,505,539
--------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income                $          --       $     (49,784)
--------------------------------------------------------------------------------
Total distributions to shareholders           $          --       $     (49,784)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest --
    Proceeds from sales of shares             $ 578,620,699       $ 718,832,115
    Net asset value of shares issued to
        shareholders in payment of                       --              35,074
        distributions declared
    Cost of shares redeemed                    (329,889,095)       (728,378,135)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from Fund share transactions              $ 248,731,604       $  (9,510,946)
--------------------------------------------------------------------------------

Net increase in net assets                    $ 255,922,759       $     944,809
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $   2,948,696       $   2,003,887
--------------------------------------------------------------------------------
At end of period                              $ 258,871,455       $   2,948,696
--------------------------------------------------------------------------------


Accumulated
undistributed net
investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                              $   7,136,619       $          --
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights



                                                              Six Months Ended                Year Ended December 31,
                                                              June 30, 1998       ------------------------------------------------
                                                              (Unaudited)           1997      1996      1995     1994      1993
----------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period                                $ 64.88    $62.89    $61.43    $57.52   $55.58    $54.30
----------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  $  1.56     $3.07    $ 2.88     $3.47   $ 1.80    $ 1.34
Net realized and unrealized gain (loss)                                   0.01      0.08        --      0.44     0.14     (0.06)
----------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                           $  1.57     $3.15    $ 2.88     $3.91   $ 1.94     $1.28
----------------------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $    --     $(1.16)  $(1.42)   $   --   $   --     $  --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    $    --     $(1.16)  $(1.42)   $   --    $  --     $  --
----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                       $ 66.45    $64.88    $62.89    $61.43   $57.52    $55.58
----------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                                        2.42%     5.00%     4.69%     6.80%    3.49%     2.36%
----------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data +
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                             $258,871    $2,949    $2,004    $1,915   $1,175    $1,743
Ratios (As a percentage of average daily net assets):
    Net expenses/(2)/                                                     0.61%+    0.60%     0.61%     0.62%    0.84%     0.60%
    Net expenses after custodian fee reduction                            0.60%+    0.60%     0.60%     0.60%      --        --
    Net investment income                                                 4.70%+    4.74%     4.65%     5.25%    2.97%    2.48%
----------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                              0.70%+    0.70%     0.76%     0.89%    1.23%     0.70%
    Expenses after custodian fee reduction                                0.69%+    0.70%     0.75%     0.87%      --        --
    Net investment income                                                 4.61%+    4.64%     4.50%     4.98%    2.58%     2.38%
Net investment income per share                                        $  1.53     $3.00    $ 2.80    $ 3.29   $ 1.56     $1.28
----------------------------------------------------------------------------------------------------------------------------------

NOTE: Certain of the per share amounts have been computed using the average shares outstanding method.

+    Annualized.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Short-Term Treasury Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Other assets are valued at fair value using methods determined in good faith by the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of discount when required for federal income tax purposes.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends on its tax return to treat as a distribution of net investment income and realized capital gains the portion of redemption proceeds paid to redeeming shareholders that represents their share of the Fund's undistributed income and gains. At fiscal year-end, the Fund utilizes earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction for income tax purposes. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as a dividend to shareholders each year in order to relieve the Fund of any liability for federal income and excise tax.

   D Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by US Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Adviser. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

   G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial

Eaton Vance Short-Term Treasury Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   interest (without par value). Transactions in Fund shares were as follows:

                                          Six Months Ended
                                          June 30, 1998              Year Ended
                                          (Unaudited)         December 31, 1997
   -----------------------------------------------------------------------------
     Sales                                       8,874,648           11,131,083

     Issued to shareholders electing to
       receive payments of
       distributions in Fund shares                     --                  541

     Redemptions                                (5,024,391)         (11,118,039)
   -----------------------------------------------------------------------------

     Net increase                                3,850,257               13,585
   -----------------------------------------------------------------------------


3  Purchases and Sales of Investments
   ----------------------------------------------------------------------------
   Purchases and sales (including maturities) of U.S. Government Securities, aggregated $1,593,900,625 and $1,405,449,379, respectively.


4  Investment Adviser Fee and Other Transaction with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sales of securities). For the six months ended June 30, 1998, the fee was equivalent to 0.37% (annualized) of the Fund's average net assets and amounted to $559,041. To enhance the net income of the Fund, EVM made a reduction of its fee in the amount of $137,848. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organizations. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, a quarterly distribution fee equal to 0.25% on an annual basis of the Fund's average daily net assets. EVD may pay up to the entire amount of the distribution fee to Authorized Firms for providing services to shareholders. The Plan is designed to compensate EVD and the Authorized Firms through which the Fund's shares are distributed. For the six months ended June 30, 1998 the Fund paid $380,120 in distribution fees to EVD, and EVD in turn paid a substantial portion of this amount to Authorized Firms.

6  Line of Credit
   -----------------------------------------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolio or fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year.

7  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                                $258,673,802
   -----------------------------------------------------------------------------
     Gross unrealized appreciation                                 $     78,396
     Gross unrealized depreciation                                           --
   -----------------------------------------------------------------------------
     Net unrealized appreciation                                   $     78,396
   -----------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Short-Term Treasury Fund

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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

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

Investment Adviser
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123







Eaton Vance Short-Term Treasury Fund
24 Federal Street
Boston, MA 02110



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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                      TYSRC-8/98